COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES

33. COMMITMENTS AND CONTINGENCIES

33.1 Operating lease commitments

The Group has entered into operating lease arrangements relating to the use of certain premises and internet data centers. Future minimum lease payments for non-cancellable operating leases as of December 31, 2015 are as follows:

	RMB	US$
		(Note 3)
2016	8,389,540	1,295,122
2017	7,159,779	1,105,279
2018	6,819,782	1,052,793
2019	6,497,790	1,003,086
2020	5,414,825	835,905

	34,281,716	5,292,185

Total rental expenses amounted to RMB38.2 million, RMB22.2 million and RMB19.4 million (US$3.0 million) for the years ended December 31, 2013, 2014 and 2015, respectively.

33.2 Contingencies

The Group may be subject to other legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the business or financial condition.